Intangible assets - Net book value of significant Licences (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Intangible assets
Net book value	€ 43,257	€ 46,220
Significant licences | Germany (VDSL spend)
Intangible assets
Net book value	4,053	4,726
Significant licences | Italy
Intangible assets
Net book value	1,896	1,442
Significant licences | UK
Intangible assets
Net book value	€ 2,316	2,818
Significant licences | Qatar
Intangible assets
Net book value		€ 1,164